Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Computers, equipment and furniture	40,665	24,937
Motor vehicles	3,869	3,866
Leasehold improvements	45,259	17,091
Total	89,793	45,894
Less: accumulated depreciation	(85,353)	(35,166)
Net book value	4,440	10,728

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were RMB5.7 million, RMB3.7 million and RMB3.9 million, respectively.